Amended and Restated Agreement and Plan of Merger (Details) (USD $)	1 Months Ended
	Jun. 30, 2014	Oct. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Jun. 06, 2014
Business Acquisition [Line Items]
Common stock, par value			$ 0.001	$ 0.001
Consideration received for common stock shares of parent company agreed to be sold by related party to Evolutionary Genomics subsidiary	$ 145,000
Total number of common shares of parent company that can be purchased by Evolutionary Genomic''s shareholders under Securities Purchase Option Agreement	2,252,233
Michael Friess, CEO [Member]
Business Acquisition [Line Items]
Common stock shares of parent company agreed to be sold by related party to Evolutionary Genomics subsidiary	366,000
Sanford Schwartz [Member]
Business Acquisition [Line Items]
Common stock shares of parent company agreed to be sold by related party to Evolutionary Genomics subsidiary	366,000
Scenario, Forecast [Member]
Business Acquisition [Line Items]
Total purchase price consideration for parent company common stock shares that can be purchased by Evolutionary Genomic''s shareholders per agreement	10,000
Scenario, Forecast [Member] | Michael Friess, CEO [Member]
Business Acquisition [Line Items]
Total number of parent company common stock shares that can be purchased by Evolutionary Genomic''s shareholders per agreement	1,611,475
Scenario, Forecast [Member] | Sanford Schwartz [Member]
Business Acquisition [Line Items]
Total number of parent company common stock shares that can be purchased by Evolutionary Genomic''s shareholders per agreement	1,611,475
Scenario, Forecast [Member] | Maximum [Member]
Business Acquisition [Line Items]
Effective date of merger	Dec. 31, 2015
Evolutionary Genomics, Inc. [Member]
Business Acquisition [Line Items]
Consideration received for shares of common stock purchased by counterparty		$ 110,000
Shares of common stock purchased by counterparty		5,201,423
Common stock held by related party		5,933,423
Percentage of common stock held by related party		75.16%
Evolutionary Genomics, Inc. [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Ownership interest by Fona, Inc. in subsidiary					100.00%
Evolutionary Genomics, Inc. [Member] | Common Stock [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Newly issued shares provided to shareholders pursuant to terms of Merger Agreement	308,821,675
Common stock, par value	$ 0.001
Percentage of equity interest of combined company to be held by the shareholder group pursuant to the merger agreement	86.20%
EG I, LLC [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Ownership interest by Fona, Inc. in subsidiary					100.00%
EG I, LLC [Member] | Common Stock [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Newly issued shares provided to shareholders pursuant to terms of Merger Agreement	47,323,188
Percentage of equity interest of combined company to be held by the shareholder group pursuant to the merger agreement	13.30%
Fona, Inc. [Member] | Common Stock [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Percentage of equity interest of combined company to be held by the shareholder group pursuant to the merger agreement	0.50%
Number of shares to be retained by original shareholders pursuant to merger agreeement	1,960,688